Leases - Future minimum annual rental payments under ASC 840 (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Leases
2019	$ 22,140
2020	19,531
2021	17,240
2022	15,333
2023	14,944
Thereafter	40,367
Total operating lease commitments	$ 129,555